Acquisitions and Divestitures	12 Months Ended
Mar. 31, 2021
Business Combinations [Abstract]
Acquisitions and Divestitures
3. Acquisitions and Divestitures
(1) Acquisitions
During fiscal 2019, the Company and its subsidiaries acquired entities for a total cost of the acquisition consideration of ¥148,483 million, which was paid mainly in cash. Goodwill initially recognized in these transactions amounted to ¥72,466 million and the goodwill is not deductible for income tax purposes. The amount of acquired intangible assets other than goodwill recognized in these transactions was ¥15,991 million.
During fiscal 2020, the Company and its subsidiaries acquired entities for a total cost of the acquisition consideration of ¥190,119 million, which was paid mainly in cash. Goodwill initially recognized in these transactions amounted to ¥46,522 million and the goodwill is not deductible for income tax purposes. The amount of acquired intangible assets other than goodwill recognized in these transactions was ¥20,437 million.
During fiscal 2021, the Company and its subsidiaries acquired entities for a total cost of the acquisition consideration of ¥104,197 million, which was paid mainly in cash. Goodwill initially recognized in these transactions amounted to ¥59,186 million and the goodwill is not deductible for income tax purposes. The amount of acquired intangible assets other than goodwill recognized in these transactions was ¥30,595 million. The Company reflected certain preliminary estimates with respect to the fair value of certain components of the underlying net assets of these entities in determining amounts of the goodwill. The amount of the goodwill and intangible assets could possibly be adjusted because certain of these acquisitions were made near the fiscal year-end
and the purchase price allocations have not been completed yet with respect to the final valuation of acquired intangible assets among others. The acquisitions were mainly included in PE Investment and Concession segment and ORIX Europe segment.
The
Company
did not recognize any bargain purchase gain during fiscal 2019. As a result of the reassessment of the provisional purchase price allocation during fiscal 2020, the Company recognized bargain purchase gains of ¥955 million associated with two of its acquisitions executed during fiscal 2019. The bargain purchase gains were included in Corporate Financial Services and Maintenance Leasing segment. As a result of the reassessment of the provisional purchase price allocation of wind power generation subsidiaries in India and another acquisition executed during fiscal 2020, the Company recognized bargain purchase gains of
¥4,966 million during fiscal 2021. The bargain purchase gains consisted of ¥4,365 million in Environment and Energy segment and
¥601
million in PE Investment and Concession segment.
The segment in which goodwill is allocated is disclosed in Note 16 “Goodwill and Other Intangible Assets.”
Gains on sales of subsidiaries and affiliates and liquidation losses, net for fiscal 2019, 2020 and 2021 amounted to ¥33,314 million, ¥74,001 million and ¥23,300 million, respectively. Gains on sales of subsidiaries and affiliates and liquidation losses, net for fiscal 2019 mainly consisted of ¥20,609 million in ORIX USA segment, ¥8,025 million in Real Estate segment and ¥2,841 million in Asia and Australia segment. Gains on sales of subsidiaries and affiliates and liquidation losses, net for fiscal 2020 mainly consisted of ¥26,424 million in ORIX USA segment, ¥18,127 million in PE Investment and Concession segment, ¥16,223 million in Real Estate segment and ¥13,085 million in ORIX Europe segment. Gains on sales of subsidiaries and affiliates and liquidation losses, net for fiscal 2021 mainly consisted of ¥11,516 million in Environment and Energy segment, ¥6,604 million in Asia and Australia segment and ¥4,261 million in ORIX USA segment.
Since April 1, 2020, the reportable segments have been reorganized. As a result of this change, the segment data of the previous fiscal year has been retrospectively restated.